  PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Gary J. Madich, CFA

President

Patricia A. Maleski

Vice President and

Chief Administrative Officer

Stephanie J. Dorsey

Treasurer

Penny Grandominico

Chief Compliance Officer

Jessica K. Ditullio

Secretary

John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director William J. Morgan Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Investor Services, LLC

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

Shareholder Services

(877) 217-9502

Please visit our website, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2007

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

November 9, 2007

Dear Stockholders:

Third-Quarter Review

Credit concerns hurt the fixed-income markets in the third quarter, as fallout from the sub-prime mortgage market spilled into other sectors. As investors became more risk averse, credit spreads widened, with the greatest movement occurring among high-yield bonds and leveraged loans. In this environment of general risk avoidance, U.S. Treasury securities outperformed other fixed income sectors.

In an effort to calm jittery markets and help prevent a strong pullback in U.S. economic growth, the Federal Reserve (Fed) adopted an easing policy. After cutting the discount rate in August, the Fed cut the fed funds target by 50 basis points (bps) at its September 18 meeting. These actions added fuel to the Treasury market rally and helped restore relative stability to the high-yield and spread sectors.

Despite market volatility in the third quarter, the economy continued to post strong fundamental results in the face of continued weakness in the housing sector. Labor markets remained tight, while inflation concerns eased.

For the quarter ended September 30, 2007, the Pacholder High Yield Fund, Inc. rendered a -1.69% net-of-fees return (i.e., net of expenses, preferred stock dividends and the effect of the Fund’s leveraged capital structure) and -0.09% gross-of-fees return (i.e., gross of leverage, fees and expenses), compared to the -4.49% return of the Morningstar Closed-End High Yield Category (-1.12% excluding the three lowest performing funds, which were down much more than any other high income funds) and the 0.04% return of the Credit Suisse First Boston High Yield Index, Developed Countries Only. The Fund’s net asset value (NAV) performance for the nine months of the year compared favorably to the average total return of all closed-end high-yield funds (4.32% versus -1.26%) as reported by Morningstar (2.54% excluding the three lowest performing funds). The Fund’s gross-of-fees return of 5.83% also outperformed the index’s return of 4.12% for the nine-month period.

Performance benefited from one of the Fund’s total-return investments and an underweight in the housing and building materials sector. Detractors from performance included an underweight in BB-rated securities and other total return investments that lagged the market in September.

The high-yield market, as measured by the index, began the third quarter down sharply as the credit crisis gained strong momentum in mid-July. Performance in July (-3.18%) reflected market volatility in all credit sectors.

The market rebounded in both August (1.06%) and September (2.24%). The high-yield market reacted positively to the Fed’s 50-bp reduction in the discount rate in August and the subsequent 50-bp drop in the fed funds rate on September 18.

On the fundamental side of the equation, high-yield issuers generally reported stable results in the third quarter. Nevertheless, certain industries, such as auto suppliers, lumber and paper, may face challenging conditions, particularly those sectors which are hurt by the weak U.S. dollar and housing-related sectors. The trailing 12-month default rate for below-investment-grade issuers, as measured by Moody’s Investors Service, dropped from 1.7% at the end of 2006 to 1.3% in September 2007. Although Moody’s expects defaults to remain benign for the remainder of 2007, it is predicting a rise in the default rate to 3.9% by the end of 2008. Continued economic growth, solid corporate profits, low relative interest rates and liquidity in the capital markets have combined to keep the default rate low.

The third quarter showed mixed performance, as 12 of the index’s 19 industry sectors posted positive returns. Sectors that performed relatively well were aerospace, energy and chemicals, while those that provided weak relative performance included housing, transportation, retail and financial. The Fund is well diversified, with investments in 183 issuers in 19 different industries. The Fund’s largest industry sector concentration was transportation, which accounted for 10.7% of the Fund.

The impact of the credit crunch and corresponding drop in Treasury rates in the third quarter (intermediate Treasury rates dropped between 40 and 70 bps) was apparent. The average price of the index dropped 184 bps from 99.21 to 97.37, the average yield rose 43 bps from 8.11% to 8.54% and the spread over the comparable Treasury widened to 107 bps from 316 to 423.

Third-quarter returns for the broad equity indexes were positive, except for the Russell 2000 Index, as the market correction in July was overwhelmed by very strong performance in September. The Russell 2000, S&P 500, NASDAQ and DJIA Indexes returned -2.05%, 2.34%, 4.29% and 4.32%, respectively. Positive momentum in the equity markets could provide issuers with more financial flexibility and may reflect higher values for business assets to support leveraged capital structures, which is beneficial for high-yield investors.

Portfolio Strategy and Outlook

We have continued to see prices rise for a number of the Fund’s longer-term total-return investments, as underlying fundamentals driving their

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

markets remain favorable. In response, we have harvested some of these investments when they met our price and return objectives. The investment team identified a few more attractive higher-return investments and, as a result, slightly increased the Fund’s exposure to credits currently rated CCC that we believe are improving or are undervalued. We are continuing the Fund’s dual strategy of increasing positions with lower-credit volatility, such as senior secured loan participations and assignments (11.4% portfolio weighting), while also selectively investing in total return opportunities.

Because the strength and duration of the economic expansion is not known, we will continue to adjust the Fund’s composition gradually over time, predicated on bottom-up fundamental analysis of the individual issuers and securities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

Gary J. Madich, CFA

President

November 9, 2007

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

JPMorgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors, Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting, legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Portfolio Holdings Availability

No sooner than 30 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.phf-hy.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CORPORATE DEBT SECURITIES — 125.0%
AEROSPACE — 4.7%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	$1,300	$1,293,712	1.0%
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	590	550,076	0.4
American Airlines, Inc., Private Placement, Notes, 3.363%, 10/18/09[9]	749	704,498	0.6
10.32%, 7/30/14[2]	750	735,000	0.6
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21[10]	1,862	1,983,437	1.6
Continental Airlines, Inc., Unsubordinated, 8.75%, 12/1/11[6]	250	240,000	0.2
Delta Air Lines, Inc., 8.30%, 12/15/29[1,4,6]	1,500	86,250	0.1
Delta Air Lines, Inc., 10.125%, 5/15/10[1,4]	500	27,500	0.0
United AirLines, Inc., FRN, Private Placement, Nt, 7.64%, 7/2/14[2]	200	189,000	0.1
United AirLines, Inc., Private Placement, Nt, 7.336%, 7/2/19[2]	100	96,000	0.1

		5,905,473	4.7
CHEMICALS — 3.4%
MacDermid, Inc., Private Placement, 9.50%, 4/15/17[2]	125	120,625	0.1
Mosaic Co., (The), Private Placement, Sr Nt, 7.375%, 12/1/14[2,6]	125	131,250	0.1
7.625%, 12/1/16[2]	125	133,281	0.1
PolyOne Corp., Nt, 8.875%, 5/1/12[6,10]	625	2,446,250	2.0
Sterling Chemicals, Inc., Private Placement, 10.25%, 4/1/15[2]	850	871,250	0.7
Terra Capital, Inc., Series B, Sr Nt, 7.00%, 2/1/17	525	511,875	0.4

		4,214,531	3.4
CONSUMER PRODUCTS — 3.2%
Broder Bros. Co., Series B, Sr Nt, 11.25%, 10/15/10[10]	1,835	1,596,450	1.3
Cooper Cos, Inc. (The), 7.125%, 2/15/15	500	492,500	0.4
Hanesbrands, Inc., FRN, Sr Nt, 8.784%, 12/15/14	500	497,500	0.4

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER PRODUCTS (continued)
Jarden Corp., 7.50%, 5/1/17[6]	$50	$48,375	0.0%
Spectrum Brands, Inc., Sr Nt, 7.375%, 2/1/15[6]	1,700	1,309,000	1.1
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,3,4,9]	1,000	—	0.0

		3,943,825	3.2
ENERGY — 7.2%
Allis-Chalmers Energy, Inc., Sr Nt, 9.00%, 1/15/14	750	755,625	0.6
Bristow Group, Inc., Co Guar, 6.125%, 6/15/13	250	242,500	0.2
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15	1,400	1,449,000	1.2
El Paso Corp., Sr Nt, 6.875%, 6/15/14[6]	150	151,386	0.1
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.75%, 7/15/11[2]	500	513,645	0.4
Encore Acquisition Co., Sr Nt, 6.00%, 7/15/15[10]	1,000	902,500	0.7
OPTI Canada, Inc., (Canada), Private Placement, Co Guar, 8.25%, 12/15/14[2]	1,180	1,188,850	0.9
PHI, Inc., Co Guar, 7.125%, 4/15/13	783	751,680	0.6
Pride International, Inc., Sr Nt, 7.375%, 7/15/15	200	205,000	0.2
Range Resources Corp., Sr Sub Nt, 7.50%, 5/15/16	350	357,000	0.3
Seitel Inc., Private Placement, 9.75%, 2/15/14	400	378,000	0.3
Swift Energy Co., Sr Nt, 7.125%, 6/1/17	1,510	1,430,725	1.1
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.25%, 2/1/17	250	255,000	0.2
W&T Offshore, Inc., Private Placement, Sr Nt, 8.25%, 6/15/14[2]	500	481,250	0.4

		9,062,161	7.2
FINANCE — 4.4%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.25%, 10/1/14[2]	1,000	1,002,500	0.8
Countrywide Financial Corp., 6.25%, 5/15/16[6]	275	248,865	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FINANCE (continued)
Crum and Forster Holdings Corp., Private Placement, 7.75%, 5/1/17	$600	$570,000	0.4%
GMAC LLC, 6.625%, 5/15/12[10]	250	233,276	0.2
8.00%, 11/1/31	1,000	981,082	0.8
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250	223,125	0.2
HUB International Holdings, Inc., Private Placement, 9.00%, 12/15/14[2]	500	480,000	0.4
10.25%, 6/15/15[2]	500	465,000	0.3
Thornburg Mortgage, Inc., Sr Nt, 8.00%, 5/15/13[10]	1,550	1,360,125	1.1

		5,563,973	4.4
FOOD & DRUG — 0.6%
Rite Aid Corp., Debentures, 7.50%, 3/1/17	100	94,125	0.1
8.625%, 3/1/15	250	226,250	0.2
Rite Aid Corp., Private Placement, 9.375%, 12/15/15[2]	400	372,000	0.3

		692,375	0.6
FOOD & TOBACCO — 8.9%
Alliance One International, Inc., Nt, 11.00%, 5/15/12[10]	2,400	2,550,000	2.0
12.75%, 11/15/12[6]	150	160,875	0.1
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/1/15[6]	2,699	2,429,100	2.0
Cosan S.A. Industria e Comercio (Brazil), Private Placement, Sr Nt, 9.00%, 11/1/09[2]	300	316,500	0.3
Eurofresh, Inc., Private Placement, Nt, 11.50%, 1/15/13[2,6]	2,750	2,365,000	1.9
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.24%, 1/10/12[2,8,9]	1,550	1,573,250	1.3
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt, 10.50%, 8/1/11[10]	500	507,500	0.4
OSI Restaurant Partners, Inc., Private Placement, 10.00%, 6/15/15[2,6]	300	265,500	0.2
Pilgrim’s Pride Corp., Debentures, 8.375%, 5/1/17[6]	150	153,000	0.1
Southern States Coop, Inc., Private Placement, Sr Nt, 10.50%, 11/1/10[2,6]	750	772,500	0.6

Description	Par (000)	Value	Percent of Net Assets*

FOOD & TOBACCO (continued)
Tom’s Foods, Inc., Sr Nt, 10.50%, 11/1/04[1,4,9]	$907	$9,068	0.0%

		11,102,293	8.9
FOREST PRODUCTS & CONTAINERS — 8.7%
Abitibi-Consolidated Co. of Canada, Sr Nt, 8.375%, 4/1/15[6]	870	632,925	0.5
Ainsworth Lumber Co., Ltd. (Canada), Sr Nt, 6.75%, 3/15/14[6]	2,160	1,388,725	1.2
Berry Plastics Holding Corp., Nt, 8.875%, 9/15/14[6]	500	511,250	0.4
Boise Cascade LLC, FRN, 8.23%, 10/15/12	250	250,000	0.2
Cascades, Inc., (Canada), Sr Nt, 7.25%, 2/15/13	200	196,000	0.2
Constar International, Inc., FRN, Co Guar, 8.933%, 2/15/12[6,10]	750	735,000	0.6
Constar International, Inc., Sr Sub Nt, 11.00%, 12/1/12[6]	2,680	2,063,600	1.6
Georgia-Pacific Corp., Private Placement, Co Guar, 7.00%, 1/15/15[2]	125	121,875	0.1
7.125%, 1/15/17[2]	325	314,437	0.2
NewPage Corp., Sr Nt, 12.00%, 5/1/13[6]	800	858,000	0.7
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.50%, 12/15/15[2]	300	310,500	0.2
Portola Packaging, Inc., Sr Nt, 8.25%, 2/1/12[10]	1,260	1,053,675	0.8
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.00%, 3/15/17[6,10]	1,000	982,500	0.8
Tembec Industries, Inc., (Canada), Sr Nt, 7.75%, 3/15/12[6]	1,580	608,300	0.5
Tembec Industries, Inc., (Canada), Sr Unsec’d Nt, 8.625%, 6/30/09[6]	320	142,800	0.1
Verso Paper Holdings LLC & Verson Paper, Inc., Private Placement, 11.375%, 8/1/16	725	763,063	0.6

		10,932,650	8.7
GAMING/LEISURE — 4.3%
Harrah’s Operating Co., Inc., Sr Nt, 5.75%, 10/1/17	250	191,250	0.1
Herbst Gaming, Inc., Nt, 7.00%, 11/15/14	500	410,000	0.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

GAMING/LEISURE (continued)
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, Private Placement, Sec’d Nt, 10.12%, 4/1/12[2]	$1,000	$960,000	0.8%
MGM Mirage, Inc., Co Guar, 7.625%, 1/15/17[6]	150	148,500	0.1
MGM Mirage, Inc., Sr Nt, 7.50%, 6/1/16[6]	250	248,437	0.2
Pokagon Gaming Authority, Private Placement, Sr Nt, 10.375%, 6/15/14[2]	1,000	1,097,500	0.9
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 6/15/15[2]	1,000	1,010,000	0.8
Six Flags, Inc., Sr Nt, 9.625%, 6/1/14[6]	1,000	826,250	0.7
True Temper Sports, Inc., Sr Nt, 8.375%, 9/15/11[6]	990	544,500	0.4

		5,436,437	4.3
HEALTHCARE — 11.1%
Celtic Pharma Phinco B.V., Private Placement (Bermuda), 17.00%, 6/15/12[9]	1,059	1,037,911	0.8
Community Health Systems, Inc., Private Placement, 8.875%, 7/15/15[2]	1,000	1,027,500	0.8
HCA, Inc., Debentures, 6.30%, 10/1/12[10]	250	224,687	0.2
6.50%, 2/15/16[10]	500	425,000	0.3
HCA, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/14[2]	475	501,125	0.4
9.25%, 11/15/16[2]	1,000	1,062,500	0.9
Medical Services Co., FRN, Co Guar, 12.86%, 10/15/11[10]	2,800	2,618,000	2.1
TeamHealth, Inc., Sr Sub Nt, 11.25%, 12/1/13[10]	2,184	2,315,040	1.9
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14[10]	2,250	2,058,750	1.6
United Surgical Partners International, Inc., Private Placement, Nt, 8.875%, 5/1/17[6]	150	151,500	0.1
US Oncology, Inc., Co Guar, 10.75%, 8/15/14	575	593,688	0.5
Vanguard Health Holding Co. II LLC, Sr Sub Nt, 9.00%, 10/1/14[10]	2,000	1,940,000	1.5

		13,955,701	11.1

Description	Par (000)	Value	Percent of Net Assets*

HOUSING — 1.0%
Associated Materials, Inc., Sr Nt, 11.25%, 3/1/14[6,7]	$150	$94,500	0.1%
Interline Brands, Inc., Sr Sub Nt, 8.125%, 6/15/14[6]	350	345,625	0.3
KB Home, Sr Nt, 5.875%, 1/15/15[6]	700	595,000	0.4
Meritage Homes Corp., Sr Nt, 7.00%, 5/1/14	250	200,000	0.2

		1,235,125	1.0
INFORMATION TECHNOLOGY — 10.2%
CHR Intermediate Holding Corp., Private Placement, PIK, Sr Nt, 12.61%, 6/1/13[2]	250	254,375	0.2
Compucom Systems, Inc., Private Placement, Sr Nt, 12.00%, 11/1/14[2]	1,000	1,260,000	1.0
Freescale Semiconductor, Inc., FRN, Private Placement, Sr Nt, 9.569%, 12/15/14	250	235,625	0.2
Freescale Semiconductor, Inc., Private Placement, Sr Nt, 8.875%, 12/15/14[6]	1,000	965,000	0.8
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[10]	1,100	1,122,000	0.9
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d Nt, 8.605%, 12/15/11	1,000	850,000	0.7
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt, 6.875%, 12/15/11[6,10]	750	611,250	0.5
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt, 8.00%, 12/15/14[6,10]	1,990	1,373,100	1.1
NXP BV/NXP Funding LLC (Netherlands), FRN, Sr Nt, 8.106%, 10/15/13	400	371,500	0.3
NXP BV/NXP Funding LLC (Netherlands), Sr Nt, 7.875%, 10/15/14	200	192,500	0.1
9.50%, 10/15/15[10]	1,725	1,608,563	1.3
Sanmina-SCI Corp., FRN, Private Placement, 8.11%, 6/15/10[2,6]	400	396,000	0.3
Sanmina-SCI Corp., FRN, Private Placement, Sr Nt, 8.11%, 6/15/14[2,6]	300	286,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY (continued)
Smart Modular Technologies (Cayman Islands), FRN, Sr Nt, 10.849%, 4/1/12	$423	$444,150	0.3%
Spansion, Inc., FRN, Private Placement, 8.485%, 6/1/13[2]	1,000	952,500	0.8
Unisys Corp., Sr Nt, 8.00%, 10/15/12[10]	2,000	1,895,000	1.5

		12,818,063	10.2
MANUFACTURING — 5.6%
Baldor Electric Co., Sr Nt, 8.625%, 2/15/17	100	104,500	0.1
General Cable Corp., FRN, Private Placement, 7.735%, 4/1/15	250	242,500	0.2
Milacron Escrow Corp., Sec’d Nt, 11.50%, 5/15/11[10]	1,750	1,645,000	1.3
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12[10]	2,035	1,963,775	1.6
RBS Global, Inc. & Rexnord Corp., Sr Nt, 8.875%, 9/1/16[10]	1,150	1,155,750	0.9
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.75%, 8/1/16[6]	410	436,650	0.3
Rental Service Corp., Private Placement, Sr Nt, 9.50%, 12/1/14[6]	200	191,000	0.2
Trimas Corp., Co Guar, 9.875%, 6/15/12[10]	1,253	1,278,060	1.0

		7,017,235	5.6
MEDIA & TELECOM: BROADCASTING — 3.7%
Barrington Broadcasting Group LLC / Barrington Broadcasting Capital Corp., Private Placement, Sr Sub Nt, 10.50%, 8/15/14	700	721,000	0.6
Fisher Communications, Inc., Sr Nt, 8.625%, 9/15/14	500	517,500	0.4
LBI Media, Inc., Sr Disc Nt, 11.00%, 10/15/13[7]	625	571,875	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.67%, 4/1/13[7]	750	738,750	0.6
Nexstar Finance, Inc., Sr Sub Nt, 7.00%, 1/15/14[6]	725	696,000	0.6
Radio One, Inc., Sr Sub Nt, 6.375%, 2/15/13[6]	500	442,500	0.3
XM Satellite Radio Inc., Private Placement 10.00%, 6/1/13	1,000	1,005,000	0.8

		4,692,625	3.7

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: CABLE — 7.6%
Adelphia Communications Corp., 6.00%, 2/15/06[1,4]	$125	$12	0.0%
Adelphia Communications Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	120,000	0.1
9.375%, 11/15/09[1,4]	560	95,200	0.1
Adelphia Recovery Trust, Contingent Value, 0%, 12/31/49[1]	1,297	100,510	0.1
Block Communications, Inc., Private Placement, Sr Nt, 8.25%, 12/15/15[2]	300	298,500	0.3
CCH I Holdings LLC, Co Guar, 11.125%, 1/15/14	450	409,500	0.3
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt, 11.00%, 10/1/15[10]	2,305	2,333,812	1.9
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Series B, Sr Nt, 10.25%, 9/15/10	500	520,000	0.4
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.375%, 3/15/13	750	779,062	0.6
Insight Communications Co., Inc., Nt, 12.25%, 2/15/11[7]	500	516,250	0.4
Intelsat Bermuda Ltd. (Bermuda), FRN, Debentures, 8.886%, 1/15/15[10]	150	151,500	0.1
Intelsat Bermuda Ltd. (Bermuda), Nt, 9.25%, 6/15/16[6,10]	600	622,500	0.5
11.25%, 6/15/16[10]	500	535,625	0.4
Intelsat Corp., Sr Nt, 9.00%, 8/15/14	749	771,470	0.6
Quebecor Media, Inc. (Canada), Sr Nt, 7.75%, 3/15/16[10]	750	715,313	0.6
Videotron Ltee (Canada), Co Guar, Sr Unsec’d Nt, 6.375%, 12/15/15[10]	500	470,000	0.4
Virgin Media Finance plc (United Kingdom), Sr Nt, 9.125%, 8/15/16	1,000	1,037,500	0.8

		9,476,754	7.6
MEDIA & TELECOM: DIVERSIFIED — 6.3%
CanWest MediaWorks LP (Canada), Private Placement, Sr Nt, 9.25%, 8/1/15[2,6]	750	757,500	0.6
Cenveo Corp., Sr Sub Nt, 7.875%, 12/1/13	325	295,750	0.2
Idearc, Inc., Sr Nt, 8.00%, 11/15/16	1,350	1,346,625	1.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: DIVERSIFIED (continued)
Lamar Media Corp., Sr Sub Nt, 6.625%, 8/15/15	$750	$723,750	0.6%
Phoenix Color Corp., Sr Sub Nt, 13.00%, 2/1/09[10]	2,030	2,019,850	1.6
Quebecor World Capital Corp. (Canada), Sr Nt, 6.125%, 11/15/13[10]	850	731,000	0.6
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt, 8.75%, 3/15/16[2,10]	250	226,875	0.2
Quebecor World, Inc. (Canada), Private Placement, Sr Nt, 9.75%, 1/15/15[2,10]	500	478,750	0.4
RH Donnelley Corp., Sr Disc Nt, 6.875%, 1/15/13	250	236,250	0.2
RH Donnelley Corp., Sr Nt, 8.875%, 1/15/16[6]	250	254,688	0.2
Valassis Communications, Inc., Private Placement, 8.25%, 3/1/15[6]	1,000	870,000	0.7

		7,941,038	6.3
MEDIA & TELECOM: FIXED COMMUNICATION — 3.8%
Level 3 Financing, Inc., Co. Guar, 9.25%, 11/1/14[10]	1,500	1,477,500	1.2
Level 3 Financing, Inc., FRN, Private Placement, 9.15%, 2/15/15	250	238,125	0.2
McLeod USA, Inc., Private Placement, Sec’d Nt, 10.50%, 10/1/11[2]	433	450,320	0.3
PAETEC Holding Corp., Private Placement, 9.5%, 7/15/13[2]	400	400,000	0.3
Qwest Corp., Sr Nt, 7.625%, 6/15/15[10]	1,650	1,728,375	1.4
Time Warner Telecom Holdings, Inc., Sr Nt, 9.25%, 2/15/14[10]	500	518,750	0.4

		4,813,070	3.8
MEDIA & TELECOM: WIRELESS COMMUNICATION — 2.8%
Cricket Communications, Inc., Private Placement, Sr Nt, 9.375%, 11/1/14[2]	500	507,500	0.4
Cricket Communications, Inc., Sr Nt, 9.375%, 11/1/14	300	304,500	0.2
iPCS, Inc., FRN, Private Placement, Sr Nt, 7.48%, 5/1/13[2]	440	426,800	0.4
MetroPCS Wireless, Inc., Private Placement, Sr Nt, 9.25%, 11/1/14[2]	2,250	2,295,000	1.8

		3,533,800	2.8

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINERALS — 1.1%
Aleris International, Inc., Private Placement, PIK, Sr Nt, 9.00%, 12/15/14[6]	$500	$462,500	0.4%
Wolverine Tube, Inc., Sr Nt, 10.50%, 4/1/09[6]	945	902,475	0.7

		1,364,975	1.1
RETAIL — 2.2%
Brown Shoe Co., Inc., Sr Unsec’d Nt, 8.75%, 5/1/12[10]	750	772,500	0.6
Dollar General Corp., Private Placement, Sr Nt, 10.625%, 7/15/15[2,6]	750	705,000	0.6
General Nutrition Centers, Inc., Private Placement, PIK, 10.009%, 3/15/14[2,6]	340	326,400	0.3
Linens ‘N Things, Inc., FRN, Sec’d Nt, 10.985%, 1/15/14[6]	1,335	916,144	0.7

		2,720,044	2.2
SERVICES — 4.6%
Allied Waste North America, Inc., Sr Nt, 6.875%, 6/1/17	250	251,250	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.75%, 2/1/15[2]	2,100	2,037,000	1.6
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15	650	650,000	0.5
Service Corp. International, 7.00%, 6/15/17	750	736,875	0.6
Service Corp. International, Private Placement, 6.75%, 4/1/15	250	248,125	0.2
Stewart Enterprises, Inc., Sr Nt, 6.25%, 2/15/13[10]	1,084	1,054,190	0.9
United Rentals North America, Inc., Co Guar, 6.50%, 2/15/12	750	759,375	0.6

		5,736,815	4.6
TRANSPORTATION — 13.4%
American Tire Distributors, Inc., Nt, 10.75%, 4/1/13[6]	750	738,750	0.6
Delphi Corp. 7.125% 5/1/29[1,4,6]	725	667,000	0.5
Ford Motor Co., Nt, 7.45%, 7/15/31[6,10]	2,250	1,766,250	1.4
9.98%, 2/15/47[6,10]	750	667,500	0.5
Ford Motor Credit Co., FRN, Nt, 8.11%, 1/13/12	300	283,473	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION (continued)
Ford Motor Credit Co., Nt, 8.00%, 12/15/16[10]	$1,400	$1,309,707	1.1%
8.625%, 11/1/10[10]	1,330	1,318,514	1.1
General Motors Corp., Debentures, 8.10%, 6/15/24[10]	2,075	1,794,875	1.4
8.375%, 7/15/33[6]	2,000	1,752,500	1.4
IdleAire Technologies Corp., Private Placement, Sr Disc Nt, 13.41%, 12/15/12[7]	1,415 a	778,250	0.6
J.B. Poindexter & Co., Inc., Co Guar, 8.75%, 3/15/14[10]	2,584	2,325,600	1.9
Lear Corp., Sr Nt, 8.75%, 12/1/16	960	902,400	0.7
Quality Distribution LLC/QD Capital Corp., Co Guar, 9.00%, 11/15/10[10]	1,250	1,190,625	1.0
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar, 9.86%, 1/15/12[10]	850	854,250	0.7
Ultrapetrol Bahamas Ltd. (Bahamas), 1st Mtg, 9.00%, 11/24/14	450	430,313	0.3

		16,780,007	13.4
UTILITIES — 6.2%
Calpine Corp., Private Placement, 8.50%, 7/15/10[1,2,4]	1,000	1,080,000	0.9
Calpine Corp., Private Placement, Sec’d Nt, 9.875%, 12/1/11[1,2,4,6]	250	266,250	0.2
Calpine Corp., Private Placement, Sr Sec’d Nt, 8.75%, 7/15/13[1,2,4]	1,100	1,199,000	1.0
Calpine Generating Co. LLC, FRN, Sec’d Nt, 14.37%, 4/1/11[1,4]	1,000	293,150	0.2
Dynegy Holdings, Inc., Sr Unsec’d Nt, 7.125%, 5/15/18	500	456,250	0.3
Mirant Americas Generation LLC, Sr Nt, 8.30%, 5/1/11[10]	1,250	1,262,500	1.0
8.50%, 10/1/21	1,000	952,500	0.8
Northwest Pipeline Corp., Sr Nt, 7.00%, 6/15/16	500	519,375	0.4
Reliant Energy, Inc., 7.625%, 6/15/14	750	755,625	0.6
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14[10]	1,000	1,010,000	0.8

		7,794,650	6.2

Total Corporate Debt Securities
(cost $162,190,149)		156,733,620	125.0

Description	Par (000)	Value	Percent of Net Assets*

LOAN PARTICIPATIONS & ASSIGNMENTS — 15.1%
CHEMICALS — 0.8%
Millenium Chemicals, Inc., 1st Lien Term Loan, 7.45%, 1/26/13	$500	$482,500	0.4%
Millenium Chemicals, Inc., 2nd Lien Term Loan, 10.95%, 1/26/13	500	476,250	0.4

		958,750	0.8
FINANCE — 2.6%
Clarke American Term Loan, 7.70%, 5/1/14	499	463,750	0.4
Realogy Corp., Bank Loan, 8.32%, 9/1/14	424	397,727	0.3
8.36%, 9/1/14	1,576	1,477,273	1.2
Swett & Crawford, 1st Lien Bank Debt, 7.607%, 4/16/14	995	946,494	0.7

		3,285,244	2.6
FOOD & TOBACCO — 0.4%
OSI Restaurant Partners, Inc., Term Loan, 5.52%, 6/14/14	5	5,138	0.0
7.44%, 10/31/07	495	473,197	0.4

		478,335	0.4
GAMING/LEISURE — 1.8%
True Temper Sports, 1st Lien, 8.62%, 3/27/11	883	865,674	0.7
8.73%, 3/27/11	117	114,326	0.1
Venetian Macau, Term Loan B, 7.45%, 4/6/13	1,333	1,300,000	1.0

		2,280,000	1.8
HEALTHCARE — 1.6%
Biomet, 1st Lien Term Loan 8.202%, 3/15/15	1,000	987,810	0.8
CareStream, 2nd Lien Bank Loan, 10.61%, 4/30/13	500	480,000	0.4
HCA, Inc., Term Loan B, 7.44%, 11/14/13	496	485,591	0.4

		1,953,401	1.6
HOUSING — 0.6%
Jacuzzi Brands, Inc., 2nd Lien, 11.13%, 8/7/14	667	521,667	0.4
11.20%, 8/20/14	167	130,417	0.1
11.375%, 8/7/14	167	130,417	0.1

		782,501	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 2.6%
Isola Group S.A.R.L, 1st Lien Term Loan, 9.95%, 12/18/12	$496	$466,475	0.4%
Isola Group S.A.R.L, 2nd Lien Term Loan, 13.30%, 12/18/13	250	240,000	0.2
Sirius Computer Solutions, 2nd Lien Bank Loan, 11.36%, 5/30/13	1,000	977,500	0.8
Sirius Satellite Term Loan B 7.625%, 12/01/12	500	487,500	0.4
Stratus Technologies, Inc., 2nd Lien Term Loan, 14.95%, 3/28/12	1,000	850,000	0.6
TTM Technologies, Inc., Term Loan, 7.38%, 10/31/12	128	124,950	0.1
7.61%, 10/31/12	145	142,100	0.1

		3,288,525	2.6
MEDIA & TELECOM: DIVERSIFIED — 1.5%
Univision, 1st Lien Term Loan, 7.605%, 10/31/07	940	887,919	0.7
Univision, 2nd Lien Term Loan, 7.63%, 3/1/09	1,000	990,000	0.8

		1,877,919	1.5
RETAIL — 0.8%
Dollar General Corp., Term Loan 7.95%, 7/3/14	250	227,918	0.2
8.108%, 7/3/14	750	710,625	0.6

		938,543	0.8
TRANSPORTATION — 2.4%
Eagle-Picher Industries, Inc., 1st Lien, 9.63%, 12/20/10	342	338,766	0.3
Eagle-Picher Industries, Inc., 2nd Lien, 14.11%, 6/20/11	750	742,500	0.6
Ford Motor Co., Term Loan B, 8.70%, 12/15/13	1,995	1,933,015	1.5

		3,014,281	2.4

Total Loan Participations & Assignments
(cost $19,816,483)		18,857,499	15.1

ASSET-BACKED SECURITIES — 0.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, FRN, 7.13%, 9/25/35[2,9]	500	75,000	0.1
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, FRN, 6.83%, 1/25/35[9]	250	192,229	0.1

Description	Shares/ Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, FRN, 7.63%, 9/25/34	$250		$150,000	0.1%

Total Asset-Backed Securities
(cost $870,807)			417,229	0.3

Total Fixed Income Investments
(cost $182,877,439)			176,008,348	140.4

PREFERRED STOCKS — 0.2%
Glasstech, Inc., Series C, Pfd[3,9]	—	[11]	—	0.0
Spanish Broadcasting System, Series B, Pfd, PIK, 10.75%, 10/15/13	3		318,940	0.2

Total Preferred Stocks
(cost $296,000)			318,940	0.2

COMMON STOCKS — 7.1%
AboveNet, Inc.[1]	2		150,811	0.1
Adelphia Recovery Trust[1,3]	157		2	0.0
Avado Brands, Inc.[1,3,9]	9		—	0.0
Bally Total Fitness Holding Corp.[1,9]	2		778	0.0
Bally Total Fitness Holding Corp.[1,3,6,8]	4		867	0.0
Delta Air Lines, Inc.[1]	46		826,651	0.7
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0
Lexington Coal Co.[1]	25		31,639	0.0
Mattress Discounters Corp.[1,3,9]	8		27,736	0.0
Mirant Corp.[1]	1		37,995	0.0
Oglebay Norton Co.[1,8]	202		6,902,586	5.5
Time Warner Cable, Inc., Class A1	22		719,107	0.6
Westpoint Stevens, Inc.[1,3,9]	14		149,909	0.2
XO Holdings, Inc.[1]	1		1,754	0.0

Total Common Stocks
(cost $7,500,577)			8,849,835	7.1

RIGHTS — 0.0%[12]
Westpoint Stevens, Inc.[1,3,9]
Expiring 4/25/14
(cost $184,476)	13		22,049	0.0

WARRANTS — 0.1%
Abovenet, Inc., 9/8/08[1,9] (strike price $20.00)	1		39,652	0.0
Abovenet, Inc., 9/8/10[1,9] (strike price $24.00)	1		43,510	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2007 (Unaudited)

Description	Shares/ Par (000)	Value	Percent of Net Assets*

WARRANTS (continued)
IdleAire Technologies Corp. 12/15/15[1] (strike price $1.00)	1,415[a]	$1,415	0.0%
XO Holdings, Inc., Series A, 1/16/10[1] (strike price $6.25)	1	512	0.0
XO Holdings, Inc., Series B, 1/16/10[1] (strike price $7.50)	1	233	0.0
XO Holdings, Inc., Series C, 1/16/10[1] (strike price $10.00)	1	116	0.0

Total Warrants
(cost $417,200)		85,438	0.1

Total Equity Investments
(cost $8,398,253)		9,276,262	7.4

SHORT TERM INVESTMENT — 1.6%
Federated Prime Obligations Fund
(cost $2,017,048)	2,017	2,017,048	1.6

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 22.2%
Banc of America Securities LLC — Repurchase agreement, 5.10%, dated 9/28/07, matures 10/1/07, repurchase price $27,864,367, collateralized by U.S. Government Agency Mortgages
(cost $27,852,530)	$27,853	27,852,530	22.2

TOTAL INVESTMENTS
(cost $221,145,270)		215,154,188	171.6

Payable Upon Return of Securities Loaned		(27,852,530)	(22.2)
Payable to Advisor		(729,683)	(0.6)
Payable to Administrator		(4,016)	(0.0)
Custody Fees Payable		(8,779)	(0.0)
Unrealized Appreciation on Unfunded Commitments		18,125	0.0

Description	Par (000)	Value	Percent of Net Assets*

Unrealized Appreciation on Swap Agreements		$82,098	0.1%
Unrealized Depreciation on Swap Agreements		(209,057)	(0.2)
Other Assets in Excess of Other Liabilities		4,907,328	3.9
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(52.6)

Net Assets Applicable to Common Stockholders		$125,357,674

Net Asset Value Per Common Share ($125,357,674/12,942,215)		$9.69

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,157,108 and 26.5% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $200,562 and 0.2% of net assets applicable to common stockholders.
[4]	Security in default.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $26,142,818.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security. These securities amounted to $8,476,703 and 6.8% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $3,875,590 and 3.1% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than 1,000 shares.
[12]	Amount rounds to less than 0.1%.
a	Amount shown is whole number of units.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Interest rate shown is rate in effect as of September 30, 2007.
Guar	Guaranteed
Nt	Note
Pfd	Preferred
PIK	Payment in kind.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

September 30, 2007 (Unaudited)

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the three month London Interbank Offered Rate (LIBOR). The variable rates ranged from 5.20% to 5.73% for the quarter ended September 30, 2007. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
10/1/2004	$10 million	10/1/2007	3.30%	5.23%	$18,142
6/1/2005	$5 million	6/2/2008	4.10	5.23	29,075
6/1/2005	$5 million	6/1/2009	4.15	5.23	34,881
12/1/2005	$5 million	12/1/2009	4.74	5.23	(20,875)
8/14/2006	$5 million	12/1/2008	5.26	5.23	(36,382)
8/14/2006	$5 million	6/1/2010	5.26	5.23	(89,694)
12/1/2006	$5 million	12/1/2010	5.01	5.23	(62,106)

*	Represents rate in effect at September 30, 2007.